Lease commitments as lessee	12 Months Ended
Dec. 31, 2017
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Lease commitments as lessee

Note 14 – Lease commitments as lessee

a)	Finance lease

ITAÚ UNIBANCO HOLDING is the lessee in finance lease contracts of data processing equipment, with the option of purchase or extension, without contingent rental payments or imposed restrictions. The net carrying amount of these assets is R$ 4 (R$ 26 at 12/31/2016).

The table below shows the total future minimum payments:

	12/31/2017	12/31/2016
Current	4	26
Up to 1 year	4	26
Non-current	—	—
From 1 to 5 years	—	—

Total future minimum payments	4	26
(-) Future interest	—	—

Present value	4	26

b)	Operating leases

ITAÚ UNIBANCO HOLDING leases many properties, for use in its operations, under standard real estate leases that normally can be cancelled at its option and include renewal options and escalations clauses. No lease agreement imposes any restriction on our ability to pay dividends, enter into further lease agreements or engage in debt or equity financing transactions, and there is no contingent payments related to the agreements.

The expenses related to operating lease agreements recognized under General and administrative expenses total R$ 1,134 from 01/01 to 12/31/2017 (R$ 1,145 from 01/01 to 12/31/2016 and R$ 1,102 from 01/01 to 12/31/2015).

ITAÚ UNIBANCO HOLDING has no relevant sublease contracts.

Minimum payments of initiated and remaining lease agreements with non-cancelable clauses are as follows:

	12/31/2017	12/31/2016
Current	1,113	1,336
Up to 1 year	1,113	1,336
Non-current	4,310	5,402
From 1 to 5 years	3,927	4,689
Over 5 years	383	713

Total future minimum payments	5,423	6,738